CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 189,817	$ 258,693
Restricted cash	35,107	35,105
Accounts receivable (less allowances of $22,480 and $21,545, respectively)	563,507	533,070
Deferred income taxes	41,674	37,565
Prepaid expenses and other	132,620	138,643
Assets of discontinued operations (see Note 10)	200,227	202,726
Total Current Assets	1,162,952	1,205,802
Property, Plant and Equipment:
Property, plant and equipment	4,257,877	4,178,652
Less-Accumulated depreciation	(1,774,029)	(1,702,825)
Property, Plant and Equipment, net	2,483,848	2,475,827
Other Assets, net:
Goodwill	2,337,437	2,282,137
Customer relationships and acquisition costs	447,323	387,779
Deferred financing costs	26,910	29,146
Other	22,474	29,042
Total Other Assets, net	2,834,144	2,728,104
Total Assets	6,480,944	6,409,733
Current Liabilities:
Current portion of long-term debt	44,372	96,603
Accounts payable	122,611	145,089
Accrued expenses	412,122	385,056
Deferred revenue	176,864	173,676
Liabilities of discontinued operations (see Note 10)	55,176	57,222
Total Current Liabilities	811,145	857,646
Long-term Debt, net of current portion	2,960,880	2,912,465
Other Long-term Liabilities	84,699	86,605
Deferred Rent	97,128	95,860
Deferred Income Taxes	499,106	493,895
Commitments and Contingencies (see Note 8)
Iron Mountain Incorporated Stockholders' Equity:
Preferred stock (par value $0.01; authorized 10,000,000 shares; none issued and outstanding)
Common stock (par value $0.01; authorized 400,000,000 shares; issued and outstanding 200,258,115 shares and 200,064,066 shares, respectively)	2,003	2,001
Additional paid-in capital	1,233,914	1,228,655
Retained earnings	731,566	695,707
Accumulated other comprehensive items, net	52,000	29,482
Total Iron Mountain Incorporated Stockholders' Equity	2,019,483	1,955,845
Noncontrolling Interests	8,503	7,417
Total Equity	2,027,986	1,963,262
Total Liabilities and Equity	$ 6,480,944	$ 6,409,733